Regulatory Matters (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets	4.00%
Capital to Risk Weighted Assets	8.00%
Scenario, Actual
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible Capital	$ 1,048,199	$ 1,034,977
Tier One Leverage Capital	1,048,199	1,034,977
Capital	1,104,377	1,102,674
Tier One Risk Based Capital	1,026,612	1,021,736
Tangible Capital to Tangible Assets	8.00%	8.70%
Core Capital to Adjusted Tangible Assets	8.00%	8.70%
Capital to Risk Weighted Assets	15.70%	17.00%
Tier One Risk Based Capital to Risk Weighted Assets	14.60%	15.80%
For OCC Capital Adequacy Purposes
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible Capital	195,599	180,131
Tier One Leverage Capital	523,256	477,226
Capital	563,470	517,801
Tangible Capital to Tangible Assets	1.50%	1.50%
Core Capital to Adjusted Tangible Assets	4.00%	4.00%
Capital to Risk Weighted Assets	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital	654,070	596,532
Capital	704,337	647,252
Tier One Risk Based Capital	$ 422,602	$ 388,351
Core Capital to Adjusted Tangible Assets	5.00%	5.00%
Capital to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital to Risk Weighted Assets	6.00%	6.00%